13. Commitments and Contingencies	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 13 – COMMITMENTS AND CONTINGENCIES

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with FASB ASC 450-20-50, Contingencies. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals. As of March 31, 2021, the Company is not aware of any contingent liabilities that should be reflected in the consolidated financial statements.

The Company entered into employment agreements with its Chief Executive Officer and Executive Vice President as of November 23, 2020. Under the terms of these agreements the Company will be liable for severance and other payments under certain conditions. The employment agreement for the Executive Vice President is for a period of 36 months and renews for a successive two years unless written notice is provided by either party under the terms of the agreement. The employment agreement for the Chief Executive Officer can be terminated by the Chief Executive Officer upon three months written notice. Termination of the Chief Executive Officer requires 80% of the votes of all stockholders of the Company.

On November 23, 2020, as part of an Employment Agreement, the Company’s Chief Executive Officer received 40,000,000 shares of Series B Convertible Preferred Stock. Each share of Series B Preferred is convertible into two shares of common stock. As such the fair value, $320,000, was based on the value of 80,000,000 common shares on the date of agreement, $0.004 per share. The shares are considered immediately vested as of November 23, 2020 and expensed in full during the year ended March 31, 2021.

Each of the acquisition agreements contain a Management Services Agreement (“MSA”) whereby the Company agrees to pay a management fee based on certain performance targets. The MSA agreements expire 10 years from the acquisition agreement dates.